United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:	March 31, 2013
Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
				        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Karpas Strategies, LLC
Address:	488 Madison Avenue, 17th Floor
		New York, NY 10022

13F File Number: 028-06347

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Kitty Lee
Title:	Administrator
Telephone:	212-223-7280
Signature, Place, and Date of Signing

	Kitty Lee	New York, New York	May 13, 2013

Report Type (Check only one.):

[X]	13F Holdings Report.

[  ]	13F Notice.

[  ]	13F Combination Report.


List of Other Managers Reporting for this Manager: 0

I am signing this report as required by the Securities Exchange Act of 1934.

Form 13F Summary Page

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:	104

Form 13F Information Table Value Total:	$158,503,000


List of Other Included Managers:



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Labs                    COM              002824100      215     6100 SH       Sole                     6100
Ace Limited                    COM              G0070K103     1572    17665 SH       Sole                    17015               650
AllianceBernstein Holdings LP  COM              01881g106      339    15475 SH       Sole                    15475
American Express               COM              025816109     1120    16600 SH       Sole                    16600
American National Insurance Co COM              028591105      736     8467 SH       Sole                     8017               450
BP PLC                         COM              055622104      760    17940 SH       Sole                    17940
Bank of New York Mellon        COM              064057102      748    26709 SH       Sole                    19549              7160
Berkshire Hathaway Inc. CL A   COM              084670108      625        4 SH       Sole                        4
Berkshire Hathaway Inc. Cl B   COM              084670702     3044    29214 SH       Sole                    27506              1708
Bristol-Myers Squibb           COM              110122108     1302    31600 SH       Sole                    31600
Brookfield Asset Mgt           COM              112585104     5516   151160 SH       Sole                   139860             11300
Brookfield Infrastru Prtnrs LP COM              g16252102     4196   110242 SH       Sole                   101967              8275
CME Group Inc Cl A             COM              167760107      307     5000 SH       Sole                     5000
CVS Caremark, Corp.            COM              126650100      932    16951 SH       Sole                    16951
CapitalSource Inc.             COM              14055X102      699    72658 SH       Sole                    69658              3000
Cenovus Energy, Inc.           COM              15135U109      304     9800 SH       Sole                     9350               450
Charles Schwab                 COM              808513105     5380   304105 SH       Sole                   214105             90000
Chevron Corp.                  COM              166751107     2499    21029 SH       Sole                    18029              3000
CitiGroup Inc.                 COM              172967101     1222    27613 SH       Sole                    23203              4410
Coca Cola Co.                  COM              191216100      969    23950 SH       Sole                    20950              3000
Colgate-Palmolive              COM              194162103      617     5225 SH       Sole                     5225
Comcast Cl A Special           COM              20030N200     2659    67135 SH       Sole                    63060              4075
Comcast Corp. Cl A             COM              20030N101      478    11389 SH       Sole                    10905               484
ConocoPhillips                 COM              20825C104     1511    25137 SH       Sole                    25137
Copano Energy, LLC             COM              217202100     2212    54591 SH       Sole                    53591              1000
Crimson Wine Group             COM              22662X100      110    11823 SH       Sole                    11123               700
DirectTV                       COM              25490A309     1655    29241 SH       Sole                    27343              1898
Discovery Commun Ser A         COM              25470F104      361     4581 SH       Sole                     4106               475
Discovery Commun Ser C         COM              25470F302      319     4581 SH       Sole                     4106               475
Duke Energy Corp.              COM              26441c105      377     5198 SH       Sole                     5198
Duke Realty Corp               COM              264411505      260    15306 SH       Sole                    14106              1200
Eastgroup Properties           COM              277276101      771    13250 SH       Sole                    13250
EnCana Corp.                   COM              292505104      198    10150 SH       Sole                     9250               900
Enbridge Energy Management LLC COM              29250X103     3859   127696 SH       Sole                   122744              4952
Enstar Group LTD               COM              G3075P101      751     6040 SH       Sole                     5740               300
Ethan Allen Interiors          COM              297602104      345    10468 SH       Sole                    10468
Exxon Mobil Corp               COM              30231G102     4097    45466 SH       Sole                    45466
First Nat'l of Nebraska, Inc.  COM              335720108     2976      665 SH       Sole                      565               100
Forest City Ent. CL A          COM              345550107      192    10800 SH       Sole                    10000               800
General Electric               COM              369604103     3788   163855 SH       Sole                   151855             12000
HSBC Holdings PLC              COM              404280406     1451    27200 SH       Sole                    27200
Honeywell Intl.                COM              438506107     1130    15000 SH       Sole                    12000              3000
Hyster-Yale MH CL A            COM              449172105     1106    19380 SH       Sole                    19080               300
Intl Bus Machines              COM              459200101      611     2863 SH       Sole                     2863
JPMorgan Chase                 COM              46625H100      716    15093 SH       Sole                    15093
Johnson & Johnson              COM              478160104    11576   141990 SH       Sole                   139490              2500
Kinder Morgan Energy Partners  COM              494550106      880     9800 SH       Sole                     9800
Leucadia Natl Corp.            COM              527288104     3243   118243 SH       Sole                   111243              7000
Liberty Global Cl A            COM              530555101     1889    25741 SH       Sole                    24660              1081
Liberty Global Ser C           COM              530555309     3147    45849 SH       Sole                    43057              2792
Liberty Interactive Ser A      COM              53071M104      675    31567 SH       Sole                    29188              2379
Liberty Media Corp Ser A       COM              530322106      932     8345 SH       Sole                     7705               640
Magellan Midstream Ptnrs LP    COM              559080106     8720   163208 SH       Sole                   156694              6514
Manulife Financial Corp.       COM              56501r106      177    12000 SH       Sole                     6000              6000
Markel Corp.                   COM              570535104      351      698 SH       Sole                      538               160
Markwest Energy Ptnr LP        COM              570759100     2400    39500 SH       Sole                    34500              5000
Marriott Intl. Inc.            COM              571903202      633    15000 SH       Sole                    15000
Martin Marietta Mtrl           COM              573284106      598     5865 SH       Sole                     5565               300
McDonald's Corp.               COM              580135101      454     4550 SH       Sole                     4550
Merck & Co.                    COM              589331107     5984   135376 SH       Sole                   135376
Microsoft Corp.                COM              594918104      983    34355 SH       Sole                    34355
Mondelez Intl Inc.             COM              609207105      230     7500 SH       Sole                     7500
Montpelier Re Holdings LTD     COM              G62185106     1048    40240 SH       Sole                    38540              1700
Nacco Inds Inc. CL A           COM              652957910      525     9840 SH       Sole                     9540               300
National Aust Bank             COM              632525408      746    23000 SH       Sole                    23000
News Corp LTD Cl A             COM              65248e104     2626    86084 SH       Sole                    83084              3000
Nextera Energy, Inc.           COM              65339F101      325     4182 SH       Sole                     4182
Nuveen Govt Income Fund        COM              67090N109      165    12750 SH       Sole                    12750
Oneok Partners LP              COM              68268N103     4753    82800 SH       Sole                    72800             10000
PepsiCo Inc.                   COM              713448108      297     3750 SH       Sole                     3750
Pfizer Inc.                    COM              717081103     2620    90791 SH       Sole                    87091              3700
Phillips 66                    COM              718546104      568     8121 SH       Sole                     8121
Plum Creek Timber              COM              729251108      496     9500 SH       Sole                     9500
Procter & Gamble Co            COM              742718109      354     4600 SH       Sole                     2650              1950
Rayonier Inc                   COM              754907103     5502    92199 SH       Sole                    90849              1350
Royal Dutch Shell              COM              780259206      665    10200 SH       Sole                    10200
Schlumberger Ltd               COM              806857108      230     3075 SH       Sole                     3075
Shaw Communications            COM              82082k200      396    16000 SH       Sole                                      16000
Spectra Energy Corp.           COM              847560109      578    18800 SH       Sole                    18800
St. Joe Co                     COM              790148100      850    40000 SH       Sole                    34050              5950
Suncor Energy Inc.             COM              867229106      270     9000 SH       Sole                     9000
TAL International Group        COM              874083108      924    20400 SH       Sole                    19900               500
Texas Instruments              COM              882508104     1703    48000 SH       Sole                    48000
Time Warner Inc.               COM              887315109      245     4254 SH       Sole                     4254
Toronto-Dominion Bank          COM              891160509      363     4363 SH       Sole                     4363
Travelers Companies Inc.       COM              792860108      560     6650 SH       Sole                     6650
U S G Corp.                    COM              903293405     1957    74025 SH       Sole                    63775             10250
U.S. Bancorp                   COM              902973304     2665    78545 SH       Sole                    78545
UDR, Inc.                      COM              902653104      205     8495 SH       Sole                     6645              1850
Verizon Comm.                  COM              92343V104      330     6706 SH       Sole                     6706
VistaPrint Limited             COM              G93762204     3837    99250 SH       Sole                    87250             12000
W.P. Carey Inc                 COM              92930Y107     5561    82500 SH       Sole                    80425              2075
Walt Disney Co.                COM              254687106     2073    36505 SH       Sole                    31705              4800
Waste Management, Inc.         COM              94106L109      459    11700 SH       Sole                    10700              1000
Wells Fargo & Co.              COM              949746101     3400    91905 SH       Sole                    83905              8000
Wells Fargo Adv Global Div Opp COM              30024H101       94    12000 SH       Sole                    12000
White Mountains Insurance Grou COM              G9618E107      527      929 SH       Sole                      879                50
Williams Companies             COM              969457100      352     9400 SH       Sole                     7900              1500
XL Group Plc.                  COM              G98255105      242     8000 SH       Sole                     7500               500
Zimmer Holdings Inc.           COM              98956p102      373     4960 SH       Sole                     4960
iShares S&P US PFD Fund        COM              464288687      998    24625 SH       Sole                    23225              1400
Longleaf Partners Internationa MUT              543069405      201 13360.8550 SH     Sole               13360.8550
Putnam Global Healthcare Fund  MUT              746778109      302 6001.1070 SH      Sole                6001.1070
T Rowe Price Gr Stk Fd         MUT              741479109      216 5309.9640 SH      Sole                5309.9640
REPORT SUMMARY		     104 DATA RECORDS	            158503    0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED